Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 94,639	$ 68,639
Accumulated depreciation	(34,176)	(23,593)
Property, plant and equipment, net	60,463	45,046
Computer and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,629	8,092
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,988	3,268
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	37,702	28,474
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,373	16,061
Building and land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,947	$ 12,744